Deposits and obligations - Summary of deposits and obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 PEN (S/) Clients	Dec. 31, 2021 PEN (S/) Customer Clients	Dec. 31, 2023
Statement [Line Items]
Deposits and obligations covered by Peruvian Deposit Insurance Fund	S/ 18,368,816,000	S/ 17,180,174,000
Deposit insurance fund for each client coverage	S/ 125,603	S/ 115,637
Act No 31480 [Member]
Statement [Line Items]
Number of clients | Clients	261,000
Total amount withdrawn	S/ 767,470,000
Percentage of severance indemnity deposits accumulated until the date of the withdrawal			100.00%
Act No 31171 [Member]
Statement [Line Items]
Number of clients | Clients		242,000
Total amount withdrawn		S/ 1,630,000,000
Percentage of severance indemnity deposits accumulated until the date of the withdrawal		100.00%
Number of customers | Customer		242,000